Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	(Accumulated Deficit)/ Retained Earnings [member]	Total
Balance as at December 31, 2020 at Dec. 31, 2018	$ 20	$ 233,441	$ 52,389	$ 285,850
Loss for the year	0	0	30,154	30,154
Balance at Dec. 31, 2019	20	233,441	82,543	316,004
Loss for the year	0	0	11,669	11,669
Dividends (Note 16)	0	0	(33,881)	(33,881)
Balance at Dec. 31, 2020	20	233,441	60,331	293,792
Loss for the year	0	0	(66,379)	(66,379)
Dividends (Note 16)	0	0	(75,305)	(75,305)
Balance at Dec. 31, 2021	$ 20	$ 233,441	$ (81,353)	$ 152,108